PERFORMANCE
                                                                   SUPPLEMENT
                                                                   AUGUST 1998


                                     PW AFTER- TAX
                               EQUITY PARTNERS, L.P.


                                                                 PAINEWEBBER

          THIS PW AFTER-TAX EQUITY PARTNERS, L.P. (THE "PARTNERSHIP") PERFORMANCE INFORMATION SUPPLEMENT DATED AUGUST 1998 SUPERSEDES IN ITS ENTIRETY THE PERFORMANCE INFORMATION SET FORTH IN APPENDIX C TO THE PARTNERSHIP'S CONFIDENTIAL OFFERING MEMORANDUM AND APPENDIX B TO THE PARTNERSHIP'S EXECUTIVE SUMMARY.

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PW AFTER-TAX EQUITY PARTNERS, L.P.

                   INVESTMENT MANAGER PERFORMANCE INFORMATION

          The Investment Managers' historical performance for the years 1988 through 1997, as applicable, and the six months ended June 30, 1998 has been obtained from and reviewed by the relevant Investment Manager. The historical performance is based upon the results a full period investor would have achieved on an investment made with each Investment Manager for the period specified. The performance shown is net of fees and expenses and incentive allocations, if applicable. The performance information has not been audited and does not comply with the standards established by the Association of Investment Management and Research (AIMR). Performance information for periods before those shown is available upon request by contacting the Manager. The following tables should be read in conjunction with the notes thereto.

PROSPECTIVE INVESTORS SHOULD RECOGNIZE THAT THERE ARE CERTAIN DIFFERENCES BETWEEN THE INVESTMENT POLICIES OF THE PARTNERSHIP AND THE INVESTMENT MANAGERS. INVESTORS IN THE PARTNERSHIP WILL BEAR AN ADDITIONAL LAYER OF ASSET-BASED FEE, EXPENSES AND PERFORMANCE-BASED ALLOCATION WHICH WILL REDUCE PERFORMANCE. PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS.

PW AFTER-TAX EQUITY PARTNERS, L.P.


                    BRAVERMAN ASSET MANAGEMENT COMPANY, INC.

                                                     1993       1994       1995      1996       1997      1998(a)
                                                     -----     -----       ----      -----      ----      -------
Redwood Asset Management, L.P.(b).................   35.9%     18.6 %     22.3%      25.2%      33.5%      13.3%
S&P 500 Index (c).................................   10.1%      1.3 %     37.6%      23.0%      33.4%      17.7%
Russell 2000 Index (d)............................   18.9%     (1.8)%     28.4%      16.5%      22.4%       5.3%

Notes:

(a)  Returns for 1998 are for the period January 1, 1998 through June 30, 1998.
(b)  The performance reflects the results of Redwood Asset Management, L.P.
     ("Redwood"), an investment partnership managed by Braverman Asset
     Management Company, Inc. ("Braverman"), which employs an investment program that is substantially similar to the investment program which will be employed on behalf of the Investment Fund for which Braverman will serve as Subadviser. Braverman also manages separate accounts and an offshore fund.
     The performance of the offshore fund and the separate accounts have not been included because their investment programs are not substantially similar to the Partnership's investment program or their inclusion would not have a material impact on the presented performance. Several of the separate accounts have been in existence for less than one year. Some of these investment programs differ because they are managed in a long-only manner or may have a higher degree of turnover. Braverman and its affiliates began managing money in January 1993. At all times under consideration, assets of Redwood were between $5 million and $140 million.
(c) The S&P 500 Index is an unmanaged index considered to be generally representative of the U.S. large cap stock market as a whole. The performance data for the S&P 500 Index assumes the reinvestment of all dividends, but does not deduct any fees or expenses. The Partnership does not restrict its investments to securities included in the S&P 500 Index.
(d) The Russell 2000 Index is an unmanaged index reflecting the performance of 2,000 of the smallest companies by market capitalization in the U.S. equity market. The performance data for the Russell 2000 Index assumes the reinvestment of all dividends, but does not deduct any fees or expenses.
     The Partnership does not restrict its investments to securities included in the Russell 2000 Index. The performance data is set forth solely for the information of prospective investors in the Partnership. The statistical data for the S&P 500 and Russell 2000 indices have been obtained from sources believed to be reliable but which are not warranted as to accuracy or completeness. The historical performance of Redwood has not been subject to certain investment limitations and other restrictions imposed by the 1940 Act which, if imposed, could have adversely affected performance.

      PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS

PW AFTER-TAX EQUITY PARTNERS, L.P.


                             GRANUM ADVISORS, L.L.C.

                                          1990(a)   1991     1992    1993    1994      1995    1996    1997     1998(b)
                                          ------    ----     ----    ----    ----      ----    ----    ----     -------

Granum Advisors, L.L.C. (c)...........      2.4 %   49.4%    16.6%    8.3%   (15.1)%   47.5%   36.8%   30.9%      3.9%
S&P 500 Index (d).....................      1.4 %   30.5%     7.6%   10.1%     1.3 %   37.6%   23.0%   33.4%     17.7%
Russell 2000 Index(e).................    (15.3)%   46.1%    18.4%   18.9%    (1.8)%   28.4%   16.5%   22.4%      5.3%

Notes:

(a)  Affiliates of Granum Advisors, L.L.C. ("Granum") began managing money on
     March 5, 1990. Returns for these affiliates of Granum and the indices for 1990 are for the period March 5, 1990 through December 31, 1990.
(b)  Returns for 1998 are for the period January 1, 1998 through June 30, 1998.
(c) The performance of Granum reflects the composite performance of all accounts managed by Granum and its affiliates, including other investment funds and separate accounts (the "Granum Accounts") which employ an investment program that is substantially similar to the investment program which will be employed on behalf of the Investment Fund for which Granum will serve as Subadviser. The composite performance for each period is the performance a full-period investor in each Granum Account would have achieved, weighted by the average monthly assets of each Granum Account. At all times under consideration, assets of the Granum Accounts were between $7 million and $791 million.
(d) The S&P 500 Index is an unmanaged index considered to be generally representative of the U.S. large cap stock market as a whole. The performance data for the S&P 500 Index assumes the reinvestment of all dividends, but does not deduct any fees or expenses. The Partnership does not restrict its investments to securities included in the S&P 500 Index.
(e) The Russell 2000 Index is an unmanaged index reflecting the performance of 2,000 of the smallest companies by market capitalization in the U.S. equity market. The performance data for the Russell 2000 Index assumes the reinvestment of all dividends, but does not deduct any fees or expenses.
     The Partnership does not restrict its investments to securities included in the Russell 2000 Index. The performance data is set forth solely for the information of prospective investors in the Partnership. The statistical data for the S&P 500 and Russell 2000 indices have been obtained from sources believed to be reliable but which are not warranted as to accuracy or completeness. The historical performance of the Granum Accounts has generally not been subject to certain investment limitations and other restrictions imposed by the 1940 Act which, if imposed, could have adversely affected performance.

        PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS

PW AFTER-TAX EQUITY PARTNERS, L.P.


                        Mark Asset Management Corporation

                                            1988    1989    1990     1991    1992    1993    1994    1995    1996    1997    1998(a)
                                           -----   -----    -----    ----    ----    ----    ----    ----    ----    ----    ------
Mark Asset Management Corporation (b).....  31.0%  56.7%    (14.7)%  48.7%   9.6%    25.1%  (14.2)% 30.1%    18.0%   44.6%    20.1%
S&P 500 Index (c).........................  16.6%  31.7%     (3.1)%  30.5%   7.6%    10.1%    1.3%  37.6%    23.0%   33.4%    17.7%
Russell 2000 Index (d)....................  24.9%  16.2%    (19.5)%  46.1%  18.4%    18.9%   (1.8)% 28.4%    16.5%   22.4%     5.3%

Notes:

(a)  Returns for 1998 are for the period January 1, 1998 through June 30, 1998.
(b) The performance of Mark Asset Management Corporation ("Mark") reflects the composite of all accounts managed by Mark and its affiliates, including other investment funds and separate accounts (the "Mark Accounts") which employ an investment program that is substantially similar to the investment program which will be employed on behalf of the Investment Fund for which Mark will serve as Subadviser. The composite performance for each period is the performance a full-period investor in each Mark Account would have received, weighted by the average quarterly assets of each Mark
     Account. Mark and its affiliates began managing money in 1985. At all times under consideration, assets of the Mark Accounts were between $10 million and $1.3 billion.
(c) The S&P 500 Index is an unmanaged index considered to be generally representative of the U.S. large cap stock market as a whole. The performance data for the S&P 500 Index assumes the reinvestment of all dividends, but does not deduct any fees or expenses. The Partnership does not restrict its investments to securities included in the S&P 500 Index.
(d) The Russell 2000 Index is an unmanaged index reflecting the performance of 2,000 of the smallest companies by market capitalization in the U.S. equity market. The performance data for the Russell 2000 Index assumes the reinvestment of all dividends, but does not deduct any fees or expenses.
     The Partnership does not restrict its investments to securities included in the Russell 2000 Index. The performance data is set forth solely for the information of prospective investors in the Partnership. The statistical data for the S&P 500 and Russell 2000 indices have been obtained from sources believed to be reliable but which are not warranted as to accuracy or completeness. The historical performance of the Mark Accounts has generally not been subject to certain investment limitations and other restrictions imposed by the 1940 Act which, if imposed, could have adversely affected performance.


        PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS

PW AFTER-TAX EQUITY PARTNERS, L.P.

                               Perry Partners L.P.

                                    1988(a)     1989      1990     1991    1992    1993    1994    1995    1996    1997    1998(b)
                                   -------      ----      ----     ----    ----    ----    ----    ----    ----    ----    ------
Perry Partners L.P. (c)........     4.5%        17.5%     6.7%     17.3%   14.2%   30.1%   6.3%    18.0%  21.1%   28.5%    11.2%
S&P 500 Index (d)..............     5.4%        31.7%    (3.1)%    30.5%    7.6%   10.1%   1.3%    37.6%  23.0%   33.4%    17.7%
Russell 2000Index (e)..........     5.0%        16.2%   (19.5)%    46.1%   18.4%   18.9%  (1.8)%   28.4%  16.5%   22.4%     5.3%

Notes:

(a)  Perry Partners L.P. ("Perry Partners") commenced operations on November 18,
     1988. Returns for Perry Partners and the indices for 1988 are for the period November 18, 1988 through December 31, 1988.
(b)  Returns for 1998 are for the period January 1, 1998 through June 30, 1998.
(c) The performance reflects the results of Perry Partners, an investment partnership managed by Perry Corp. ("Perry") that is one of the Other Funds in which the Partnership will invest. Perry and its affiliates began managing money in November 1988. At all times under consideration, net assets of Perry Partners were between $50 million and $870 million.
(d) The S&P 500 Index is an unmanaged index considered to be generally representative of the U.S. large cap stock market as a whole. The performance data for the S&P 500 Index assumes the reinvestment of all dividends, but does not deduct any fees or expenses. The Partnership does not restrict its investments to securities included in the S&P 500 Index.
(e) The Russell 2000 Index is an unmanaged index reflecting the performance of 2,000 of the smallest companies by market capitalization in the U.S. equity market. The performance data for the Russell 2000 Index assumes the reinvestment of all dividends, but does not deduct any fees or expenses.
     The Partnership does not restrict its investments to securities included in the Russell 2000 Index. The performance data is set forth solely for the information of prospective investors in the Partnership. The statistical data for the S&P 500 and Russell 2000 indices have been obtained from sources believed to be reliable but which are not warranted as to accuracy or completeness.


        PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS

PW AFTER-TAX EQUITY PARTNERS, L.P.


                        Tontine Financial Partners, L.P.

                                                                       1995(a)     1996        1997      1998(b)
                                                                       -------    -----       -----      -------
Tontine Financial Partners, L.P. (c).............................       12.7%      33.3%      86.4%        9.6%
S&P 500 Index (d)................................................       14.4%      23.0%      33.4%       17.7%
Russell 2000 Index (e)...........................................       13.0%      16.5%      22.4%        5.3%

                             Tontine Partners, L.P.

                                                                                               1997(f)    1998(b)
                                                                                              -------     -------
Tontine Partners, L.P. (g).......................................                             41.5%       17.7%
S&P 500 Index (d)................................................                             29.9%       17.7%
Russell 2000 Index (e)...........................................                             29.0%        5.3%

Notes:

(a) Tontine Financial Partners, L.P. ("Tontine Financial") commenced operations on June 20, 1995. Returns for Tontine Financial and the indices for 1995 are for the period June 20, 1995 through December 31, 1995.
(b)  Returns for 1998 are for the period January 1, 1998 through June 30, 1998.
(c) The performance reflects the results of Tontine Financial, an investment partnership managed by Tontine Management, L.L.C. ("Tontine") that is one of the Other Funds in which the Partnership will invest. Tontine and its affiliates began managing money in 1995. At all times under consideration, assets of Tontine Financial were between $20 million and $385 million.
(d) The S&P 500 Index is an unmanaged index considered to be generally representative of the U.S. large cap stock market as a whole. The performance data for the S&P 500 Index assumes the reinvestment of all dividends, but does not deduct any fees or expenses. The Partnership does not restrict its investments to securities included in the S&P 500 Index.
(e) The Russell 2000 Index is an unmanaged index reflecting the performance of 2,000 of the smallest companies by market capitalization in the U.S. equity market. The performance data for the Russell 2000 Index assumes the reinvestment of all dividends, but does not deduct any fees or expenses.
     The Partnership does not restrict its investments to securities included in the Russell 2000 Index.
(f)  Tontine Partners, L.P. ("Tontine Partners") commenced operations on April
     1, 1997. Returns for Tontine Partners and the indices for 1997 are for the period April 1, 1997 through December 31, 1997.
(g) The performance reflects the results of Tontine Partners, an investment partnership managed by Tontine that is one of the Other Funds in which the Partnership will invest. At all times under consideration, assets of Tontine Partners were between $20 million and $155 million. The performance data is set forth solely for the information of prospective investors in the Partnership. The statistical data for the S&P 500 and Russell 2000 indices have been obtained from sources believed to be reliable but which are not warranted as to accuracy or completeness.


        PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS

PW AFTER-TAX EQUITY PARTNERS, L.P.


                          Baron Capital Partners, L.P.

                                            1992(a)     1993       1994     1995      1996      1997       1998(b)
                                            -------     -----     -----     -----     -----     -----     -------
Baron Capital Partners, L.P. (c)........     16.8%      28.7%      4.7%     37.0%     16.1%     49.9%       4.1%
S&P 500 Index (d)........................     8.3%      10.1%      1.3%     37.6%     23.0%     33.4%      17.7%
Russell 2000 Index (e)...................     9.5%      18.9%     (1.8)%    28.4%     16.5%     22.4%       5.3%

Notes:
(a) Baron Capital Partners, L.P. ("Baron Capital Partners") commenced operations on February 1, 1992. Returns for Baron Capital Partners and the indices for 1992 are for the period February 1, 1992 through December 31, 1992.
(b)  Returns for 1998 are for the period January 1, 1998 through June 30, 1998.
(c) The performance reflects the results of Baron Capital Partners, an investment partnership managed by Baron Capital Management, Inc. ("Baron") that is one of the Other Funds in which the Partnership will invest. Baron and its affiliates began managing money in 1982. At all times under consideration, assets of Baron Capital Partners were between $3 million and $174 million.
(d) The S&P 500 Index is an unmanaged index considered to be generally representative of the U.S. large cap stock market as a whole. The performance data for the S&P 500 Index assumes the reinvestment of all dividends, but does not deduct any fees or expenses. The Partnership does not restrict its investments to securities included in the S&P 500 Index.
(e) The Russell 2000 Index is an unmanaged index reflecting the performance of 2,000 of the smallest companies by market capitalization in the U.S. equity market. The performance data for the Russell 2000 Index assumes the reinvestment of all dividends, but does not deduct any fees or expenses.
     The Partnership does not restrict its investments to securities included in the Russell 2000 Index. The performance data is set forth solely for the information of prospective investors in the Partnership. The statistical data for the S&P 500 and Russell 2000 indices have been obtained from sources believed to be reliable but which are not warranted as to accuracy or completeness.


        PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS

PW AFTER-TAX EQUITY PARTNERS, L.P.

                            Everglades Partners, L.P.

                                                             1994(a)      1995       1996        1997     1998(b)
                                                             -------     -----      -----       -----     -------
Everglades Partners, L.P. (c)............................    31.0%       23.5%      48.6%       23.1%       7.5%
S&P 500 Index (d)........................................    (0.3)%      37.6%      23.0%       33.4%      17.7%
Russell 2000 Index (e)...................................    (4.3)%      28.4%      16.5%       22.4%       5.3%

Notes:
(a)  Everglades Partners, L.P. ("Everglades") commenced operations on February
     10, 1994. Returns for Everglades and the indices for 1994 are for the period February 10, 1994 through December 31, 1994.
(b)  Returns for 1998 are for the period January 1, 1998 through June 30, 1998.
(c) The performance reflects the results of Everglades, an investment partnership managed by Matador Capital Management Corporation ("Matador") that is one of the Other Funds in which the Partnership will invest.
     Matador and its affiliates began managing money in February 1994. At all times under consideration, assets of Everglades were between $2 million and $80 million.
(d) The S&P 500 Index is an unmanaged index considered to be generally representative of the U.S. large cap stock market as a whole. The performance data for the S&P 500 Index assumes the reinvestment of all dividends, but does not deduct any fees or expenses. The Partnership does not restrict its investments to securities included in the S&P 500 Index.
(e) The Russell 2000 Index is an unmanaged index reflecting the performance of 2,000 of the smallest companies by market capitalization in the U.S. equity market. The performance data for the Russell 2000 Index assumes the reinvestment of all dividends, but does not deduct any fees or expenses.
     The Partnership does not restrict its investments to securities included in the Russell 2000 Index. The performance data is set forth solely for the information of prospective investors in the Partnership. The statistical data for the S&P 500 and Russell 2000 indices have been obtained from sources believed to be reliable but which are not warranted as to accuracy or completeness.


        PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS

PW AFTER-TAX EQUITY PARTNERS, L.P.


                         Stinson Capital Partners, L.P.

                                                                       1995(a)      1996     1997      1998(b)
                                                                      --------     -----     -----     ------
Stinson Capital Partners, L.P. (c) ..............................       7.1%       14.7%     39.7%      12.0%
S&P 500 Index (d) ...............................................       6.7%       23.0%     33.4%      17.7%
Russell 2000 Index (e)...........................................       7.6%       16.5%     22.4%       5.3%

Notes:
(a)  Stinson Capital Partners, L.P. ("Stinson") commenced operations on October
     30, 1995. Returns for Stinson and the indices for 1995 are for the period
     October 30, 1995 through December 31, 1995.
(b)  Returns for 1998 are for the period January 1, 1998 through June 30, 1998.
(c) The performance reflects the results of Stinson, an investment partnership managed by Richard C. Blum & Associates, L.P. ("Blum"), that is one of the Other Funds in which the Partnership will invest. Blum and its affiliates began managing money in 1975. At all times under consideration, assets of Stinson were between $6 million and $163 million.
(d) The S&P 500 Index is an unmanaged index considered to be generally representative of the U.S. large cap stock market as a whole. The performance data for the S&P 500 Index assumes the reinvestment of all dividends, but does not deduct any fees or expenses. The Partnership does not restrict its investments to securities included in the S&P 500 Index.
(e) The Russell 2000 Index is an unmanaged index reflecting the performance of 2,000 of the smallest companies by market capitalization in the U.S. equity market. The performance data for the Russell 2000 Index assumes the reinvestment of all dividends, but does not deduct any fees or expenses.
     The Partnership does not restrict its investments to securities included in the Russell 2000 Index. The performance data is set forth solely for the information of prospective investors in the Partnership. The statistical data for the S&P 500 and Russell 2000 indices have been obtained from sources believed to be reliable but which are not warranted as to accuracy or completeness.


        PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS

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